Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended							12 Months Ended			13 Months Ended	15 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jun. 30, 2018	Feb. 28, 2018	Dec. 31, 2017	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2018	Sep. 30, 2017
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program amount authorized	$ 5,000							$ 5,000			$ 5,000	$ 5,000	$ 2,500
Total Shares Delivered (in shares)											65.0
Average Price per Share (in usd per share)											$ 57.69
Purchase of treasury stock (in shares)								43.0	22.0	0.0
Amount of share repurchase program completed											$ 3,750	3,750
Issuance of common stock during the period (in shares)							40.5	0.0	0.0	41.0
Price per share of common stock issued during the period							$ 53.23
Proceeds from issuance of common stock							$ 2,160	$ 7	$ 0	$ 2,188
Accelerated Stock Repurchase Program, [Member]
Equity, Class of Treasury Stock [Line Items]
Payment under share repurchase program	2,941			$ 1,441	$ 500	$ 1,000		$ 2,941	$ 1,000		$ 2,941	$ 2,941
Price paid per share under ASR (in usd per share)				$ 65.28	$ 58.82	$ 48.13
Initial Shares Delivered (in shares)				19.1	7.0	15.7					41.8
Additional Shares Delivered (in shares)				3.0	1.5	5.1					9.6
Total Shares Delivered (in shares)				22.1	8.5	20.8					51.4
Open-market Stock Purchases [Member]
Equity, Class of Treasury Stock [Line Items]
Amount (in shares)	$ 250	$ 250	$ 250			$ 59					$ 809
Average Price per Share (in usd per share)	$ 52.34	$ 63.11	$ 66.14			$ 52.00
Purchase of treasury stock (in shares)	4.8	3.9	3.8			1.1					13.6